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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 1999
                                               --------------------

Check here if Amendment  [  ]; Amendment Number:
                                                 ------------------
  This Amendment (Check only one.):         [  ]   is a restatement.
                                            [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Woodland Partners LLC
          ----------------------------------------
Address:  60 South Sixth Street, Suite 3750
          ----------------------------------------
          Minneapolis, Minnesota 55402
          ----------------------------------------

          ----------------------------------------

Form 13F File Number:  28- 5982
                      ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard J. Rinkoff
          -----------------------------------
Title:    Managing Partner
          -----------------------------------
Phone:    (612) 359-4185
          -----------------------------------

Signature, Place, and Date of Signing:

 /s/ Richard J. Rinkoff         Minneapolis, Minnesota         August 9,1999
------------------------       --------------------------     -----------------
[Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                                 ----------------------------

Form 13F Information Table Entry Total:           42
                                                 ----------------------------

Form 13F Information Table Value Total:          $ 482,303
                                                  ---------------------------
                                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE
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          COLUMN 1                  COLUMN 2         COLUMN 3     COLUMN 4             COLUMN 5
----------------------------- ------------------- ------------- ------------- ---------------------------
                                                                   VALUE       SHRS OR     SH/     PUT/
       NAME OF ISSUER            TITLE OF CLASS       CUSIP      (x$1000)      PRN AMT     PRN     CALL
----------------------------- ------------------- ------------- ------------- ----------- ------  -------

ACNielsen Corp.                    common         004833109        $19,992       660,900   SH
Aetrium                            common         00817R103        $ 5,100       558,850   SH
Alliant Techsystems                common         018804104        $18,658       215,700   SH
Alternative Resources Corp.        common         02145R102        $ 4,150       592,900   SH
Basin Exploration                  common         070107107        $ 3,390       168,950   SH
Bolder Technology                  common         097519102        $ 4,526       517,300   SH
Central Newspapers                 common         154647101        $14,291       381,100   SH
Community First Bank               common         203902101        $ 5,195       217,600   SH
Corn Products Inc.                 common         219023108        $ 9,962       327,300   SH
Donaldson                          common         257651109        $ 4,790       195,500   SH
Empi                               common         291586105        $19,173       786,600   SH
Enesco Group                       common         292973104        $ 3,061       132,350   SH
Ferro Corp.                        common         315405100        $16,710       607,650   SH
Funco                              common         360762108        $ 9,015       488,950   SH
Graco Inc.                         common         384109104        $17,604       599,300   SH
H.B. Fuller Company                common         359694106        $29,042       424,750   SH
Horace Mann                        common         440327104        $17,158       631,100   SH
International Multifoods           common         460043102        $21,175       938,500   SH
Lodgenet                           common         540211109        $ 8,980       644,250   SH
MagneTek, Inc.                     common         559424106        $ 5,524       522,950   SH
Material Sciences                  common         576674105        $14,960       997,350   SH
Meritor Automotive                 common         59000G100        $10,687       419,000   SH
Merrill                            common         590175105        $ 5,907       407,400   SH
Midas Inc.                         common         595626102        $10,634       374,750   SH
National Computer                  common         635519101        $ 4,816       142,700   SH
Polaris                            common         731068102        $20,445       470,000   SH
Premark                            common         740459102        $11,790       314,400   SH
RTW Inc.                           common         74974R107        $ 3,620       616,150   SH
Rehabilicare                       common         731068102        $ 2,667       805,100   SH
Rochester Medical                  common         771497104        $ 4,346       434,600   SH
SPX Corp.                          common         784635104        $28,319       339,150   SH
Sames Corp.                        common         090527102        $ 5,176       260,450   SH
Sport-Haley                        common         848925103        $ 3,707       770,150   SH
Standard Motor Products            common         853666105        $11,324       462.200   SH
Stride Rite Corp.                  common         863314100        $10,228       991,750   SH
TCF Financial                      common         872275102        $15,547       557,750   SH
Terex Corp.                        common         880779103        $15,341       504,000   SH
The Geon Company                   common         37246W105        $ 7,935       246,050   SH
Tower Automotive                   common         891707101        $14,533       572,100   SH
U.S. Can Corp.                     common         90328W105        $16,759       753,200   SH
U.S. Industries                    common         912080108        $19,904     1,170,830   SH
Vicorp Restaurants                 common         925817108        $ 6,139       353,350   SH

TOTALS                                                            $482,303    21,575,030

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          COLUMN 1              COLUMN 6         COLUMN 7                  COLUMN 8
----------------------------- ----------------- -------------- ------------------------------------
                                                                            VOTING
                               INVESTMENT         OTHER                    AUTHORITY
       NAME OF ISSUER          DISCRETION        MANAGERS        SOLE       SHARED       NONE
----------------------------- ----------------- -------------- ---------- ------------- -----------
ACNielsen Corp.                   SOLE                          582,600      78,300
Aetrium                           SOLE                          495,350      63,500
Alliant Techsystems               SOLE                          189,800      25,900
Alternative Resources Corp.       SOLE                          520,000      72,300
Basin Exploration                 SOLE                          149,150      19,800
Bolder Technology                 SOLE                          451,000      66,300
Central Newspapers                SOLE                          337,000      44,100
Community First Bank              SOLE                          191,600      26,000
Corn Products Inc.                SOLE                          282,900      44,400
Donaldson                         SOLE                          172,700      22,800
Empi                              SOLE                          694,300      92,300
Enesco Group                      SOLE                          115,550      16,800
Ferro Corp.                       SOLE                          535,550      72,100
Funco                             SOLE                          430,550      58,400
Graco Inc.                        SOLE                          528,500      70,800
H.B. Fuller Company               SOLE                          373,650      51,100
Horace Mann                       SOLE                          550,300      80,800
International Multifoods          SOLE                          820,700     117,800
Lodgenet                          SOLE                          567,150      77,100
MagneTek, Inc.                    SOLE                          457,050      65,900
Material Sciences                 SOLE                          878,350     119,000
Meritor Automotive                SOLE                          370,200      48,900
Merrill                           SOLE                          354,000      53,400
Midas Inc.                        SOLE                          331,050      43,700
National Computer                 SOLE                          126,800      15,900
Polaris                           SOLE                          409,500      60,500
Premark                           SOLE                          277,400      37,000
RTW Inc.                          SOLE                          546,150      70,000
Rehabilicare                      SOLE                          702,700     102,400
Rochester Medical                 SOLE                          379,300      55,300
SPX Corp.                         SOLE                          300,050      39,100
Sames Corp.                       SOLE                          225,250      35,200
Sport-Haley                       SOLE                          676,150      94,000
Standard Motor Products           SOLE                          404,100      58,100
Stride Rite Corp.                 SOLE                          880,550     111,200
TCF Financial                     SOLE                          492,150      65,600
Terex Corp.                       SOLE                          443,300      60,700
The Geon Company                  SOLE                          217,350      28,700
Tower Automotive                  SOLE                          505,400      66,700
U.S. Can Corp.                    SOLE                          663,700      89,500
U.S. Industries                   SOLE                        1,029,530     141,300
Vicorp Restaurants                SOLE                          316,850      36,500

TOTALS                                                       18,975,830   2,599,200
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